Cover	Mar. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2022
Entity File Number	000-554134
Entity Registrant Name	CELL SOURCE, INC.
Entity Central Index Key	0001569340
Entity Tax Identification Number	32-0379665
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	57 West 57
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(646)
Local Phone Number	416-7896
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false